SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Percentage of Completion Account Balances (Details) - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
Accounting Policies [Abstract]
Cost and Earnings in Excess of Billings	$ 3,624	$ 5,244
Billings in Excess of Cost and Earnings	$ 4,978	$ 4,682